Shareholder Report, Holdings (Details)	Aug. 31, 2026
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.69%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%